SCHEDULE OF ASSETS PLEDGED FOR SHORT TERM AND LONG TERM LOANS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 932,900	$ 941,270
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 932,900	$ 941,270